STOCKHOLDER'S EQUITY AND SHARE-BASED COMPENSATION, Warrants, FINTECH ACQUISITION CORP. II (Details)	12 Months Ended
Dec. 31, 2017 $ / shares
Initial Public Offering [Member] | Maximum [Member]
Warrants [Abstract]
Number of business days to file registrant statement	20 days
Public Warrants [Member]
Warrants [Abstract]
Warrants exercisable period on completion of business combination	30 days
Warrants exercisable period from closing of Initial Public Offering	12 months
Warrants expiration period	5 years
Warrants redemption price (in dollars per share)	$ 0.01
Share price (in dollars per share)	$ 24.00
Number of trading days	20 days
Trading day threshold period	30 days
Public Warrants [Member] | Minimum [Member]
Warrants [Abstract]
Notice period to redeem warrants	30 days
Private Warrants [Member]
Warrants [Abstract]
Warrants exercisable period on completion of business combination	30 days
Period for warrants to become exercisable	5 years